Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital	Net parent investment	Legal reserve	Equity valuation adjustments	Profit retention reserve	Retained earnings	Total	Non-controlling interests
Balance at Dec. 31, 2014	R$ 426,563	R$ 42,568	R$ 381,569	R$ 266		R$ 380		R$ 424,783	R$ 1,780
Statement of changes in equity [line items]
Net income for the year	35,488		27,209				R$ 7,873	35,082	406
Currency translation adjustment	0
Constitution of legal reserve				490			(490)
Distribution of dividends	(174)						(174)	(174)
Profit retention reserve						7,209	(7,209)
Reclassification of net parent investment in connection with separation		399,048	(399,048)
Balance at Dec. 31, 2015	461,877	441,616	9,730	757		7,588		459,691	2,186
Statement of changes in equity [line items]
Net income for the year	127,779						127,186	127,186	593
Currency translation adjustment	0
Non-controlling acquisition							2,779	2,779	(2,779)
Capital increase	63,264	26,610	36,654					63,264
Payout capitalization		56,351	R$ (46,384)	(267)		4,539	(14,239)
Constitution of legal reserve				5,787			(5,787)
Distribution of interest on own capital	(26,059)						(26,059)	(26,059)
Profit retention reserve						83,881	(83,881)
Balance at Dec. 31, 2016	626,862	524,577		6,277		96,008		626,862
Statement of changes in equity [line items]
Net income for the year	478,794						478,781	478,781	13
Currency translation adjustment	55				R$ 55			55
Non-controlling acquisition	3,483								3,483
Constitution of legal reserve				23,939			(23,939)
Distribution of dividends	(238,803)					(96,008)	(142,795)	(238,803)
Profit retention reserve						312,047	R$ (312,047)
Balance at Dec. 31, 2017	R$ 870,391	R$ 524,577		R$ 30,216	R$ 55	R$ 312,047		R$ 866,895	R$ 3,496